Stock-Based Compensation (Details 1) $ / shares in Units, $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
M S O P Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	295,565
Options outstanding weighted average exercise price, beginning | $ / shares
Aggregate intrinsic value, beginning
Options granted | shares
Options granted weighted average exercise price | $ / shares
Aggregate intrinsic value, granted
Options exercised
Options exercised weighted average exercise price | $ / shares
Aggregate intrinsic value, exercised
Options canceled, forfeited or expired weighted average exercise price | $ / shares
Aggregate intrinsic value, canceled, forfeited or expired
Options outstanding, ending | shares	295,565
Options outstanding weighted average exercise price, ending | $ / shares	$ 0.12
Weighted average remaining contractual term	1 year 11 months 1 day
Aggregate intrinsic value, ending	$ 23,385
Vested and exercisable | shares	295,565
Vested and exercisable weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining contractual term, vested and exercisable	1 year 11 months 1 day
Aggregate intrinsic value, Vested and exercisable	$ 23,385
E S O P Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	59,900
Options outstanding weighted average exercise price, beginning | $ / shares
Aggregate intrinsic value, beginning
Options granted | shares
Options granted weighted average exercise price | $ / shares
Aggregate intrinsic value, granted
Options exercised
Options exercised weighted average exercise price | $ / shares
Aggregate intrinsic value, exercised
Options canceled, forfeited or expired | shares
Options canceled, forfeited or expired weighted average exercise price | $ / shares
Aggregate intrinsic value, canceled, forfeited or expired
Options outstanding, ending | shares	59,900
Options outstanding weighted average exercise price, ending | $ / shares	$ 0.12
Weighted average remaining contractual term	4 years 6 months 21 days
Aggregate intrinsic value, ending	$ 4,739
Vested and exercisable | shares	59,900
Vested and exercisable weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining contractual term, vested and exercisable	4 years 6 months 21 days
Aggregate intrinsic value, Vested and exercisable	$ 4,739